Stock-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Billions	9 Months Ended	12 Months Ended
	Sep. 30, 2017 installment	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($)	May 31, 2017 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Payments made to settle compensation classified as liability awards		$ 0.8	$ 0.4	$ 0.4
Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred Compensation Arrangement with Individual, Requisite Service Period	3 years
Restricted Stock Units and Performance Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to the unvested portion of RSUs and PSUs		$ 1.0
Weighted-average period of unrecognized compensation expense related to the unvested portion of RSUs and PSUs (in years)		2 years
Share-based compensation		$ 0.4	$ 0.4	$ 0.3
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value per unit | $ / shares		$ 49.93	$ 51.86
Restricted Stock Units Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Number Of Equal Annual Installments For Award Vesting | installment	3
2009 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares available for awards under the Long-Term Incentive Plan | shares					91,000,000